Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
6
. Revenue
Disaggregation of Revenue
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2023	2022
Services transferred at a point in time:
Flights	$303,299	$314,039
Services transferred over time:
Memberships	5,458	3,939
MRO	4,606	1,556
Fractional ownership purchase price	1,999	508

	$315,362	$320,042

Transaction Price
The transaction prices for each of the primary revenue streams are as follows:

•	Jet Club and Charter – Membership fees (less credits issued), and flight related charges based on trips flown

•	Guaranteed Revenue Program – Fleet minimums with additional charges for flight services over the guarantee

•	MRO – Time and materials incurred for services performed

•	Fractional Ownership – The portion of fractional interest purchase price (less credits issued) allocated to revenue, and flight related charges based on trips flown

The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2021	$32,795
Revenue recognized	(179,355)
Revenue deferred	207,162

Balance as of December 31, 2022	60,602
Revenue recognized	(185,908)
Revenue deferred	219,246

Balance as of December 31, 2023	$93,940

The increase in deferred revenue at December 31
, 2023
compared to December 31
, 2022
is due to increased customer billings for services relating to timing of satisfaction of the Company’s performance obligations.